Note 06 - Inventories	3 Months Ended
Mar. 31, 2011
Inventory Disclosure [Abstract]
Note 06 - Inventories [Text Block]

6.      Inventories

	March 31, 2011	December 31, 2010

Products
Oil products	4,524	3,799
Fuel alcohol	324	286

	4,848	4,085

Raw materials, mainly crude oil	7,607	5,690
Materials and supplies	1,971	2,044
Other	213	69

	14,639	11,888

Current inventories	14,595	11,834

Long-term inventories	44	54

Inventories are stated at the lower of cost or net realizable value. As a result of the decline in the market prices of oil products, the Company recognized a loss of US$42 for the three-month period ended March 31, 2011 (US$68 for the three-month period ended March 31, 2010), which was classified as other operating expenses in the consolidated income statement.